Promissory Note (Narrative) (Details) - Glencore [Member] - Promissory Note [Member] $ in Millions	Aug. 07, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount	$ 15
Borrowings, interest rate basis	LIBOR plus 6.0%